Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.5% ¤
MUNICIPAL BONDS & NOTES 173.9%
ALABAMA 8.2%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$7,000	$8,589
5.000% due 09/01/2036 (e)	7,000	8,563
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	2,000	2,000
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	18,500	18,257
6.500% due 10/01/2053	18,000	21,187
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	1,077
5.250% due 05/01/2044	2,000	2,211
		61,884
ARIZONA 9.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,500	2,522
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	8,726
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,767
5.000% due 07/01/2044	2,605	3,119
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	1,500	1,500
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,817
5.250% due 07/01/2041	3,700	3,842
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	16,243
5.000% due 12/01/2037	22,400	30,260
		73,796
CALIFORNIA 8.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2029	6,000	6,000
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,638
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,379
California Health Facilities Financing Authority Revenue Bonds, Series 2010 0.000% due 11/15/2036 (f)	5,000	5,057
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	12,500	14,661
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	2,020	2,097
California State General Obligation Bonds, Series 2010 5.250% due 11/01/2040	5,945	5,970
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	5,005
California Statewide Communities Development Authority Revenue Bonds, Series 2010 5.000% due 11/01/2040	1,000	1,004
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,057
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	210	217
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	5,114
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,769
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,370
Newport Beach, California Revenue Bonds, Series 2011 5.875% due 12/01/2030	3,000	3,197
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	3,300	3,434

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

		64,969
COLORADO 4.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	2,000	2,300
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,851
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (e)	7,085	8,230
4.000% due 08/01/2044	4,000	4,419
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	5,200	6,232
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,606
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	1,000	1,009
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	2,265
		30,912
CONNECTICUT 1.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	4,091
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,000	1,035
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	4,965
		10,091
DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,838
FLORIDA 4.4%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,494
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	103
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	8,024
Jacksonville, Florida Revenue Bonds, Series 2020 5.000% due 11/01/2050	5,200	6,212
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	5,777
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,732
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,918
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,539
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,711
		33,510
GEORGIA 5.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,179
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	7,500	6,269
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	7,000	8,033
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	4,121
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	21,961
		44,563
ILLINOIS 17.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	8,126
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2040 (a)	6,765	7,709
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	4,972
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038 (a)	1,435	1,557
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,512
5.500% due 01/01/2042	1,250	1,303

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	14,972
5.500% due 01/01/2034	5,200	5,475
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,396
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,030	1,032
6.750% due 12/01/2032	5,208	5,216
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (e)	6,000	6,230
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037	2,155	1,922
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,066
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,214
5.000% due 05/01/2041	1,500	1,552
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,540
5.000% due 11/01/2027	6,140	6,665
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (e)	12,500	14,812
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	4,180
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	3,041
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,265
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	8,000	9,749
		129,506
INDIANA 0.2%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,118
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	515	549
		1,667
IOWA 1.6%
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	734	776
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	11,350	11,517
		12,295
KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	5,500	6,042
		6,042
LOUISIANA 4.4%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	8,131
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	7,842
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	750
6.000% due 10/01/2044	1,000	1,000
6.500% due 11/01/2035	450	451
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,078
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,826
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,678
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,333
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	1,900	1,927
		33,016
MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,829

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	2,272
		5,101
MARYLAND 2.6%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (e)	8,000	9,249
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	1,400	1,421
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 08/15/2041	2,380	2,479
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	6,303
		19,452
MASSACHUSETTS 6.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	7,500	9,199
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	535	374
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	5,200	5,673
5.000% due 01/01/2047	2,500	2,776
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	7,197
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	7,500	9,336
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (e)	10,000	10,537
		45,092
MICHIGAN 5.9%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (e)	7,000	7,880
5.000% due 12/01/2031 (e)	2,600	3,204
5.000% due 12/01/2046 (e)	5,100	6,034
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,490
4.000% due 02/15/2050	3,500	3,897
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	185
5.000% due 09/01/2050	300	299
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	120	120
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	5,000	5,763
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	1,238
Michigan Trunk Line State Revenue Bonds, Series 2020 4.000% due 11/15/2045	10,000	11,731
		44,841
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,196
MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40
MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	687
5.000% due 02/15/2035	500	625
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,890
		12,202
NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	9,500	10,518
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,324
		12,842
NEW JERSEY 8.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,524

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 10/01/2021	1,510	1,525
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,566
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,395
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,661
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,712
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,893
5.250% due 06/15/2043	4,000	4,530
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	7,260
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,809
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,106
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	15,500	17,528
5.250% due 06/01/2046	8,200	9,688
		62,197
NEW YORK 21.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	33,500	34,056
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	7,528
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,880	4,092
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	9,798
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	298	30
6.700% due 01/01/2049	825	613
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,749
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	2,293
New York City, New York Water & Sewer System Revenue Bonds, Series 2020 4.000% due 06/15/2050	7,500	8,722
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	6,505	9,030
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,430
5.750% due 11/15/2051	44,000	46,264
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,361
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,900	7,965
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	8,000	8,834
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,173
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,305	1,461
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	2,500	2,919
		162,318
NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,457
NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007 6.750% due 01/01/2033	3,710	3,718
OHIO 11.2%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038 (a)	1,500	1,690
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	15,000	16,493
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	54,000	7,612
5.000% due 06/01/2055	15,000	15,969
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	20,580	22,656
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	3,900	4,078

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,736
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	10,000	11,129
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	3,222
		84,585
OKLAHOMA 0.8%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,330
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	3,827
		6,157
OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,683
PENNSYLVANIA 5.3%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	7,500	7,701
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,260
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,379
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	3,080
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	11,375
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,036
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,059
5.625% due 07/01/2042	7,000	7,384
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010 5.125% due 07/01/2030	1,000	1,003
		40,277
PUERTO RICO 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	32,797	9,300
0.000% due 07/01/2051 (c)	7,070	1,454
4.750% due 07/01/2053	9,735	10,149
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,470	4,672
		25,575
RHODE ISLAND 4.3%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (e)	12,000	12,880
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	19,817
		32,697
SOUTH CAROLINA 1.5%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	11,126
TENNESSEE 1.9%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,750	1,750
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	2,221
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,304
5.000% due 02/01/2027	6,000	7,364
		14,639
TEXAS 17.7%
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	2,001
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	2,500	2,509
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 08/15/2045	900	1,065
4.000% due 08/15/2050	1,900	2,233

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	24,018
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	7,500	9,219
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (e)	10,000	10,469
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,810
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	700	800
4.000% due 08/15/2035 (e)	1,400	1,592
4.000% due 08/15/2036 (e)	1,330	1,507
4.000% due 08/15/2037 (e)	1,620	1,831
4.000% due 08/15/2040 (e)	1,800	2,019
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	5,803
5.500% due 09/01/2041	1,300	1,364
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,077
5.000% due 01/01/2048	3,500	4,080
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,187
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (e)	10,000	10,408
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,241
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (e)	13,600	14,887
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,042
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	16,470	19,432
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (e)	6,800	7,042
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,031
		133,667
UTAH 0.7%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	3,000	3,422
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	1,650	1,931
		5,353
VIRGINIA 4.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,123
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	412	36
6.000% due 06/01/2043	1,232	1,279
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (e)	10,000	11,493
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	8,200	9,497
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	8,812
		32,240
WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,202
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,750	3,053
		5,255
WEST VIRGINIA 1.3%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,063
West Virginia Economic Development Authority Revenue Bonds, Series 2010 5.375% due 12/01/2038	2,000	2,015
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,000	2,260
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	2,500	3,196
		9,534
WISCONSIN 4.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,162

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	3,252
7.000% due 07/01/2048	1,000	1,071
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	934
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	861
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	17,281
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	3,348
		30,909
Total Municipal Bonds & Notes (Cost $1,212,542)		1,315,242
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.6%		4,305
Total Short-Term Instruments (Cost $4,305)		4,305
Total Investments in Securities (Cost $1,216,847)		1,319,547
Total Investments 174.5% (Cost $1,216,847)		$1,319,547
Auction Rate Preferred Shares (39.4)%		(298,275)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.1)%		(68,593)
Other Assets and Liabilities, net (26.0)%		(196,306)
Net Assets Applicable to Common Shareholders 100.0%		$756,373

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^							Security is in default.
	(a)							When-issued security.
	(b)							Security is not accruing income as of the date of this report.
	(c)							Zero coupon security.
	(d)							Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2020.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$4,305	U.S. Treasury Notes 2.125% due 08/15/2021		$(4,391)	$4,305	$4,305
Total Repurchase Agreements							$(4,391)	$4,305	$4,305
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$61,884	$0	$61,884
	Arizona				0	73,796	0	73,796
	California				0	64,969	0	64,969
	Colorado				0	30,912	0	30,912
	Connecticut				0	10,091	0	10,091
	District of Columbia				0	3,838	0	3,838
	Florida				0	33,510	0	33,510
	Georgia				0	44,563	0	44,563
	Illinois				0	129,506	0	129,506
	Indiana				0	1,667	0	1,667
	Iowa				0	12,295	0	12,295
	Kansas				0	6,042	0	6,042
	Louisiana				0	33,016	0	33,016
	Maine				0	5,101	0	5,101
	Maryland				0	19,452	0	19,452
	Massachusetts				0	45,092	0	45,092
	Michigan				0	44,841	0	44,841
	Minnesota				0	4,196	0	4,196
	Mississippi				0	40	0	40
	Missouri				0	12,202	0	12,202
	Nevada				0	12,842	0	12,842
	New Jersey				0	62,197	0	62,197
	New York				0	162,318	0	162,318
	North Carolina				0	3,457	0	3,457
	North Dakota				0	3,718	0	3,718
	Ohio				0	84,585	0	84,585
	Oklahoma				0	6,157	0	6,157
	Oregon				0	1,683	0	1,683
	Pennsylvania				0	40,277	0	40,277
	Puerto Rico				0	25,575	0	25,575
	Rhode Island				0	32,697	0	32,697
	South Carolina				0	11,126	0	11,126
	Tennessee				0	14,639	0	14,639
	Texas				0	133,667	0	133,667
	Utah				0	5,353	0	5,353
	Virginia				0	32,240	0	32,240
	Washington				0	5,255	0	5,255
	West Virginia				0	9,534	0	9,534
	Wisconsin				0	30,909	0	30,909
Short-Term Instruments

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2020 (Unaudited)

Repurchase Agreements	0	4,305	0	4,305
Total Investments	$0	$1,319,547	$0	$1,319,547

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced